Discontinued operations - Disposed Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 14, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment		$ 49,334	$ 42,836
Intangible assets		3,764	5,687	$ 8,285
Goodwill		40,277	$ 40,287
Unmanned Aerial Vehicle (UAV) Business Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Total proceeds		(1,000)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Inventories		221
Prepaid expenses and other current assets		29
Property, plant and equipment		48
Intangible assets		512
Goodwill		10
Net assets		$ 820
Discontinued operations | Unmanned Aerial Vehicle (UAV) Business Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Total proceeds	$ 1,000
Cash proceeds received on sale, net	$ 988